NOTES PAYABLE (Details Narrative) - Jun. 30, 2015 - USD ($)	Total
E-1
Date of Debt Instrument	Aug. 15, 2014
Debt Instrument	$ 250,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Dec. 31, 2018
Debt Instrument, Shares Issued	233,791
E-2
Date of Debt Instrument	Aug. 15, 2014
Debt Instrument	$ 250,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Dec. 31, 2018
Debt Instrument, Shares Issued	233,791
E-3
Date of Debt Instrument	Jan. 15, 2015
Debt Instrument	$ 100,000
E-4
Date of Debt Instrument	Apr. 16, 2015
Debt Instrument	$ 200,000
Debt Instrument, Interest Rate	23.00%
Debt Instrument, Maturity Date	Jun. 30, 2015
Debt Instrument, Shares Issued	352,941
E-Loan Agmt
Date of Debt Instrument	Mar. 18, 2015
Debt Instrument	$ 750,000
Debt Instrument, Interest Rate	12.00%
Debt Instrument, Maturity Date	Sep. 18, 2015
Debt Instrument Description

In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was converted into units of the Company at a deemed conversion price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

The note carries a break-up provision which states that the parties shall use commercially reasonable efforts to negotiate future financing and convert the then outstanding principal and interest of the note into securities of Epic Corp. The note provided that, in the event the parties were unable to agree on mutually agreeable terms on or prior to June 30, 2015, the Company was to pay the lender, in addition to any other amounts due and owing under the note, a break-up fee in an amount equal to $50,000. The contingent balance of $50,000 has not been accrued as of June 30, 2015. As the parties were unable to finalize the negotiation of a future financing by June 30, 2015, this contingent fee became contractually due to the note holder subsequent to the end of the quarter.

A-1
Date of Debt Instrument	Apr. 04, 2012
Debt Instrument	$ 100,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Apr. 04, 2017
A-2
Date of Debt Instrument	Aug. 07, 2012
Debt Instrument	$ 100,000
Debt Instrument, Interest Rate	16.00%
Debt Instrument, Maturity Date	Aug. 07, 2017